Cover	Apr. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2024
Entity File Number	001-41306
Entity Registrant Name	ALTERNUS CLEAN ENERGY, INC.
Entity Central Index Key	0001883984
Entity Tax Identification Number	87-1431377
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	360 Kingsley Park Drive
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Fort Mill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29715
City Area Code	(803)
Local Phone Number	280-1468
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ALCE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false